Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Non-interest revenue		¥ 1,304,154	¥ 1,249,224	¥ 1,179,337
Net interest revenue		54,113	141,103	129,819
Net revenue		1,358,267	1,390,327	1,309,156
Non-interest expenses		1,137,267	1,171,201	1,039,568
Income (loss) before income taxes		221,000	219,126	269,588
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		324,642	366,271	329,983
Net interest revenue		3,343	2,538	6,376
Net revenue		327,985	368,809	336,359
Non-interest expenses		268,745	276,480	286,926
Income (loss) before income taxes		59,240	92,329	49,433
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		129,848	153,523	101,130
Net interest revenue		18,145	9,627	6,807
Net revenue		147,993	163,150	107,937
Non-interest expenses		76,478	72,142	74,364
Income (loss) before income taxes		71,515	91,008	33,573
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	[1]	617,227	524,019	506,203
Net interest revenue	[1]	85,828	167,337	142,416
Net revenue	[1]	703,055	691,356	648,619
Non-interest expenses	[1]	628,563	627,051	556,399
Income (loss) before income taxes	[1]	74,492	64,305	92,220
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		232,437	205,411	242,021
Net interest revenue		(53,203)	(38,399)	(25,780)
Net revenue		179,234	167,012	216,241
Non-interest expenses		163,481	195,528	121,879
Income (loss) before income taxes		¥ 15,753	¥ (28,516)	¥ 94,362

[1]	Non-interest revenue and Non-interest expense for the year ended March 31, 2021 and March 31, 2022 include losses arising from the U.S. Prime Brokerage Event. See Note 23 “U.S. Prime Brokerage Event”